Discontinued Operations and Long-Lived Assets to be Disposed of	6 Months Ended
Jun. 30, 2012
Discontinued Operations and Long-Lived Assets to be Disposed of [Abstract]
Discontinued Operations and Long-Lived Assets to be Disposed of
11.  Discontinued Operations and Long-Lived Assets to be Disposed of

LMC

On December 20, 2011, the Company's former majority owned subsidiary, Liquidmetal Coatings, LLC ("LMC"), entered into a transaction pursuant to which LMC issued and sold additional membership interests to a related party and to third-party investors for an aggregate purchase price of $3,000 (the "LMC Investment").  The LMC Investment was entered into pursuant to a Membership Interest Purchase Agreement between the investors and LMC (the "Purchase Agreement").  The investors in the LMC Investment were Rockwall Holdings, Inc. ("Rockwall") and C3 Capital Partners, L.P. and C3 Capital Partners II, L.P. (the "C3 Entities"). The C3 Entities were minority investors in LMC prior to the transaction, and Rockwall is a company controlled by John Kang, a former Chief Executive Officer and Chairman of the Company.

The transactions contemplated by the Purchase Agreement were deemed to be effective as of November 30, 2011.  In connection with the LMC Investment, the Company and C3 Entities agreed to terminate a letter agreement, dated July 30, 2010, under which the Company would have been obligated to contribute additional capital to LMC if requested by LMC.  As a result of the LMC Investment and the termination of such letter agreement, the Company no longer has any contingent obligation to contribute additional capital to LMC and consequently the Company's equity interest in LMC was reduced from approximately 72.86% to 0.67%.  However, the Company did not sell any of its own membership interests in LMC in the transaction.  As a result of the reduction in the Company's percentage interest in LMC, the Company will no longer consolidate LMC's financial results with the Company's financial results, and LMC's financial results are included as discontinued operations for financial reporting purposes.  However, Ricardo Salas, the Company's Executive Vice President and Board Member, will continue to serve as a member of LMC's board of directors.

AMM

In June 2010, the Company created a wholly owned subsidiary, Advanced Metals Materials ("AMM"), in Weihei China as a holding company for certain assets that were acquired in China.  During the first quarter of 2011, AMM started production and manufacturing of certain bulk Liquidmetal alloys.  On August 5, 2011, the Company sold all of the stock of AMM to Innovative Materials Group, which is majority owned by John Kang, a former Chief Executive Officer and Chairman of the Company, for $720, of which $200 was paid in the form of a promissory note due August 5, 2012, bearing an interest rate of 8% per annum and is included in notes receivable in the Company's consolidated balance sheet at June 30, 2012 and December 31, 2011. The results of operations of AMM are included as discontinued operations for financial reporting purposes through August 5, 2011.

LMTK

In 2003, the Company set up a manufacturing plant in South Korea, Liquidmetal Technologies Korea ("LMTK"), to handle its bulk Liquidmetal alloys business which included manufacturing and selling components made out of bulk alloys.  During 2010 and prior years, LMTK experienced net losses as a result of the continuing economic downturn.  These losses and uncertainty surrounding its future cash flows, led the Company to evaluate its investment for recoverability. As a result, in November 2010, the Company decided to discontinue LMTK's operations.  On December 1, 2011, the Company entered into a Share Purchase Agreement (the "Share Purchase Agreement") with LMTK Holdings, Inc. ("LMTK Holdings") to sell LMTK.  Under the Share Purchase Agreement, the Company sold all of LMTK's shares of common stock to LMTK Holdings for an aggregate purchase price of one hundred dollars.  The results of operations of LMTK have been included as discontinued operations in the Company's consolidated statements of operations and comprehensive loss through December 1, 2011.

Loss from operations of discontinued operations for the foregoing entities was $112 and $541 for the three and six months ended June 30, 2011.